Investment Securities - Investment Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 38,920	[1]	$ 34,389	[1]
Held-to-maturity securities, Unrealized Gains	205		590
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	(1)		(3)
Held-to-maturity securities, Unrealized Losses Other	(756)		(24)
Held-to-maturity securities, Fair Value	38,368		34,952
U.S. Treasury and agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	3,114		3,154
Held-to-maturity securities, Unrealized Gains	5		27
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other	(79)
Held-to-maturity securities, Fair Value	3,040		3,181
Collateralized Debt/Loan Obligation Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost			7
Held-to-maturity securities, Unrealized Gains	9		15
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other
Held-to-maturity securities, Fair Value	9		22
Asset Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	16		19
Held-to-maturity securities, Unrealized Gains	4		2
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	(1)		(3)
Held-to-maturity securities, Unrealized Losses Other	(1)		(1)
Held-to-maturity securities, Fair Value	18		17
Obligations of state and political subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	12		20
Held-to-maturity securities, Unrealized Gains			1
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other
Held-to-maturity securities, Fair Value	12		21
Obligations of foreign governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	7		7
Held-to-maturity securities, Unrealized Gains
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other
Held-to-maturity securities, Fair Value	7		7
Other debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	99		115
Held-to-maturity securities, Unrealized Gains
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other	(11)		(17)
Held-to-maturity securities, Fair Value	88		98
Agency [Member] | Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	35,671		31,064
Held-to-maturity securities, Unrealized Gains	187		545
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other	(665)		(6)
Held-to-maturity securities, Fair Value	35,193		31,603
Residential Non-Agency Non-Prime [Member] | Residential [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	1		1
Held-to-maturity securities, Unrealized Gains
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other
Held-to-maturity securities, Fair Value	1		1
Non-Agency [Member] | Commercial [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost			2
Held-to-maturity securities, Unrealized Gains
Held-to-maturity securities, Unrealized Losses Other-than-Temporary
Held-to-maturity securities, Unrealized Losses Other
Held-to-maturity securities, Fair Value			$ 2

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.